UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               --------------

Check here if Amendment |_|; Amendment Number: ____

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Russell B. Faucett
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Address: 2001 Wilshire Blvd., Suite 401
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         Santa Monica, California 90403
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Form 13F File Number: 28 -  12082
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell B. Faucett
         -------------------------------------------------
Title:
         -------------------------------------------------
Phone:   (310) 264-4844
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Signature, Place, and Date of Signing:


/s/ Russell B. Faucett         Santa Monica, California           July  15, 2010
----------------------         ------------------------           --------------
     [Signature]                    [City, State]                     [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 4
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Form 13F Information Table Value Total: 139,293
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                                        (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

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Column 1                    Column 2         Column 3   Column 4   Column 5               Column 6     Column 7
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NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE      SHRS OR PRN  SH/  PUT/ INVESTMENT   Voting Authority
                                                        (x $1000)  AMT          PRN  CALL DISCRETION   SOLE          SHARED     NONE
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
SPDR SERIES TRUST           KBW REGN BK ETF  78464A698  3,717      161,000      SH        Sole         161,000
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SPDR S&P MIDCAP 400 ETF TR  UTSER1 S&PDCRP   78467Y107  61,480     476,000      SH        Sole         476,000
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USA MOBILITY INC            COM              90341G103  12,920     1,000,000    SH        Sole         1,000,000
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ISHARES TR INDEX            RUSSELL 2000     464287655  61,176     1,001,000    SH        Sole         1,001,000
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